Supplementary cash flow information (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Supplementary cash flow information
Assets acquired	€ (36,062,000)	€ (155,397,000)
Liabilities assumed	2,608,000	6,137,000
Noncontrolling interest subject to put provisions	0	5,700,000
Noncontrolling interests	0	563,000
Non-cash consideration	2,864,000	(9,917,000)
Cash paid	30,590,000	152,914,000
Less cash acquired	(252,000)	(383,000)
Net cash paid for acquisitions	30,338,000	152,531,000
Cash paid for investments	146,867,000	3,693,000
Cash paid for intangible assets	4,198,000	3,987,000
Total cash paid for acquisitions and investments, net of cash acquired and purchases of intangible assets	(181,403,000)	(160,211,000)
Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	0	(173,000)
Cash received from divestitures of available for sale financial assets	(82,000)	(117,000)
Cash received from repayment of loans	(76,000)	(9,000)
Proceeds from divestitures	€ 158,000	€ 299,000